Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets Other than Goodwill
Intangible assets at December 31, were as follows (in thousands):

	2023			2022
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Trademarks	$2,500	$(1,208)	$1,292	$2,500	$(958)	$1,542
Non-compete agreement	640	(619)	21	640	(491)	149
Others	440	(406)	34	440	(322)	118
	$3,580	$(2,233)	$1,347	$3,580	$(1,771)	$1,809

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Future amortization of the Company's intangible assets as of December 31, 2023 is as follows (in thousands):

2024	$289
2025	254
2026	254
2027	254
2028	254
Thereafter	42
$1,347